Note 7 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower		December 31, 2022	December 31, 2023
Kamsarmax Two Shipping Ltd.	(a)	11,950,000	13,520,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(b)	23,200,000	21,200,000
Eirini Shipping Ltd.	(c)	3,530,000	2,690,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	(d)	17,000,000	14,600,000
Blessed Luck Shipowners Ltd.	(e)	4,750,000	3,750,000
Areti Shipping Ltd.	(f)	2,400,000	1,000,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	(g)	19,025,000	15,575,000
Yannis Navigation Ltd.	(h)	-	10,500,000
Christos Ultra LP. / Maria Ultra LP.	(i)	-	22,000,000
		81,855,000	104,835,000
Less: Current portion		(23,040,000)	(18,050,000)
Long-term portion		58,815,000	86,785,000
Deferred charges, current portion		181,913	245,447
Deferred charges, long-term portion		454,831	661,937
Long-term bank loans, current portion net of deferred charges		22,858,087	17,804,553
Long-term bank loans, long-term portion net of deferred charges		58,360,169	86,123,063

Schedule of Maturities of Long-Term Debt [Table Text Block]
To December 31:
2024	18,050,000
2025	9,650,000
2026	9,670,000
2027	46,965,000
2028	3,000,000
Thereafter	17,500,000
Total	104,835,000